OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY
Schedule of Minimum lease payments
As of March 31, 2022
Year ending December 31, 2022	$660,645
Year ending December 31, 2023	888,725
Year ending December 31, 2024	788,776
Year ending December 31, 2025	599,496
Year ending December 31, 2026	99,916
Total	$3,037,558

As of December 31, 2021
Year ending December 31, 2022	$880,860
Year ending December 31, 2023	888,725
Year ending December 31, 2024	788,776
Year ending December 31, 2025	599,496
Year ending December 31, 2026	99,916
Total	$3,257,773